UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22050

Exact name of registrant as specified in charter:
Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Enhanced Global
Dividend and Income
Fund

May 31, 2008

Closed-end fund

Table of contents

> Sector and country allocations	1
> Statement of net assets	3
> Statement of operations	16
> Statements of changes in net assets	17
> Financial highlights	18
> Notes to financial statements	19
> About the organization	25

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

Sector and country allocations

Delaware Enhanced Global Dividend and Income Fund
As of May 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Percentage
Sector	of Net Assets
Common Stock	47.80%
Consumer Discretionary	5.86%
Consumer Staples	3.26%
Diversified REITs	1.93%
Energy	3.00%
Financials	8.86%
Health Care	4.36%
Health Care REITs	0.91%
Hotel REITs	0.58%
Industrial REITs	1.21%
Industrials	4.37%
Information Technology	3.90%
Malls REITs	0.51%
Materials	1.45%
Mortgage REITs	0.40%
Office REITs	1.47%
Real Estate Operating Companies	0.22%
Retail REITs	0.93%
Telecommunications	2.64%
Utilities	1.94%
Convertible Preferred Stock	4.48%
Automobiles & Automotive Parts	0.28%
Banking, Finance & Insurance	2.96%
Health Care & Pharmaceuticals	0.85%
Telecommunications	0.39%
Agency Collateralized Mortgage Obligations	0.41%
Agency Mortgage-Backed Securities	3.40%
Agency Obligations	2.34%
Commercial Mortgage-Backed Securities	0.66%
Convertible Bonds	2.71%
Basic Industry	0.53%
Computer & Technology	0.33%
Health Care & Pharmaceuticals	1.15%
Industrial	0.02%
Telecommunications	0.20%
Transportation	0.48%
Corporate Bonds	21.18%
Banking	1.49%
Basic Industries	2.36%
Brokerage	0.71%
Capital Goods	1.41%
Consumer Cyclical	1.54%
Consumer Non-Cyclical	1.20%
Energy	2.63%
Finance & Investments	1.09%
Industrial	0.05%
Media	1.30%
Real Estate	0.13%
Services Cyclical	1.10%
Services Non-cyclical	1.23%
Technology & Electronics	0.33%
Telecommunications	3.53%
Utilities	1.08%
Foreign Agencies	1.55%
Municipal Bonds	0.10%
Non-Agency Asset-Backed Securities	0.52%
Non-Agency Collateralized Mortgage Obligations	0.92%
Regional Agencies	0.03%
Senior Secured Loans	1.21%
Sovereign Debt	4.53%
Supranational Banks	3.05%
U.S. Treasury Obligations	0.80%
Leveraged Non-Recourse Securities	0.00%
Preferred Stock	0.03%
Right	0.01%
Residual Interest Trust Certificates	0.22%
Securities Lending Collateral	14.40%
Total Value of Securities	110.35%
Obligation to Return Securities Lending Collateral	(14.40%)
Receivables and Other Assets Net of Liabilities	4.05%
Total Net Assets	100.00%

(continues)     1

Sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

Percentage
Country	of Net Assets
Argentina	0.51%
Australia	4.38%
Austria	0.06%
Belgium	0.24%
Bermuda	0.71%
Brazil	0.31%
British Virgin Islands	0.14%
Canada	1.94%
Cayman Islands	0.72%
Colombia	0.24%
Denmark	0.36%
Finland	0.32%
France	2.77%
Germany	1.32%
Hong Kong	0.47%
Indonesia	0.48%
Ireland	1.13%
Japan	3.07%
Luxembourg	1.86%
Mexico	3.51%
Netherlands	2.13%
Norway	0.08%
Pakistan	0.76%
Republic of Korea	0.37%
Singapore	0.56%
Supranational	3.05%
Spain	0.04%
Sweden	0.31%
Switzerland	0.31%
Taiwan	0.33%
United Kingdom	4.00%
United States	59.47%
Total	95.95%

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund
May 31, 2008 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 47.80%
Consumer Discretionary – 5.86%
Bayerische Motoren
Werke	10,344	$609,936
Disney (Walt)	27,300	917,280
*Don Quijote	29,300	612,733
Gap	40,100	731,825
Home Depot	24,700	675,792
*KB HOME	17,000	348,670
Kesa Electricals	145,228	584,773
Koninklijke Philips
Electronics	18,523	711,047
*Lagardere SCA	6,958	502,163
Limited Brands	38,300	742,254
Mattel	40,100	807,614
McGraw-Hill Companies	20,600	854,694
*NGK Spark Plug	37,000	460,395
†Penn National Gaming	700	32,494
*Publicis Groupe	17,199	683,496
Round One	309	378,045
Starwood Hotels &
Resorts Worldwide	20,000	967,999
Teleperformance	8,150	345,055
Toyota Motor	10,990	559,715
WPP Group	37,465	454,238
		11,980,218
Consumer Staples – 3.26%
Coca-Cola Amatil	61,537	475,880
Greggs	4,102	330,991
Heinz (H.J.)	16,800	838,488
*†Jarden	1,500	28,125
Kimberly-Clark	13,900	886,820
Kraft Foods Class A	28,300	919,184
Kroger	30,500	843,020
*Metro	8,361	616,293
Safeway	29,100	927,417
Wal-Mart Stores	13,800	796,812
		6,663,030
Diversified REITs – 1.93%
Babcock & Brown Japan
Property Trust	901,084	981,935
Entertainment Properties Trust	4,500	247,725
GPT Group	344,031	947,115
Lexington Reality Trust	60,000	935,400
Mirvac Group	265,200	834,030
		3,946,205
Energy – 3.00%
Anadarko Petroleum	10,100	757,197
BP	89,424	1,077,120
Chevron	8,600	852,690
ConocoPhillips	9,500	884,450
Devon Energy	6,500	753,610
Exxon Mobil	10,000	887,600
*Total	10,542	919,709
		6,132,376
Financials – 8.86%
Allstate	17,200	876,168
American International Group	14,300	514,800
Anglo Irish Bank	45,495	586,811
*AXA	15,168	535,781
Bank of America	19,600	666,596
*BB&T	25,600	805,632
Citigroup	31,300	685,157
*Comerica	17,400	646,932
*Dexia	20,774	489,525
Discover Financial Services	44,250	758,888
Fifth Third Bancorp	39,100	731,170
Genworth Financial	30,100	665,210
Hartford Financial
Services Group	10,100	717,807
HBOS	35,248	279,319
*ING Groep	19,444	742,168
*Lehman Brothers Holdings	19,100	703,071
*Macquarie Communications
Infrastructure Group	260,008	884,808
Mitsubishi UFJ Financial Group	58,843	601,601
Morgan Stanley	14,500	641,335
Nordea Bank	38,441	624,333
Royal Bank of Scotland
Group	36,575	165,568
Standard Chartered	16,537	613,950
SunTrust Banks	10,600	553,426
Travelers	18,000	896,580
U.S. Bancorp	24,100	799,879
Wachovia	28,400	675,920
*Washington Mutual	46,500	419,430
Wells Fargo	30,000	827,100
		18,108,965
Health Care – 4.36%
Abbott Laboratories	13,800	777,630
AstraZeneca	14,237	622,201
Baxter International	12,800	782,080
Bristol-Myers Squibb	36,400	829,556
Johnson & Johnson	13,200	880,967
Novartis	11,871	623,561
Novo Nordisk Class B	11,145	725,090
Ono Pharmaceutical	12,200	704,647
Pfizer	39,300	760,848
*Sanofi-Aventis	9,415	701,598
*Terumo	12,900	642,309
Wyeth	19,200	853,824
		8,904,311
Health Care REITs – 0.91%
*Chartwell Seniors
Housing Real Estate
Investment Trust	94,500	955,794
Extendicare Real Estate
Investment Trust	93,200	913,569
		1,869,363

(continues)     3

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Hotel REITs – 0.58%
Ashford Hospitality Trust	37,900	$232,706
Hospitality Properties Trust	30,700	951,700
		1,184,406
Industrial REITs – 1.21%
Cambridge Industrial Trust	2,167,000	1,154,353
*ING Industrial Fund	686,475	1,309,122
		2,463,475
Industrials – 4.37%
*Asahi Glass	41,000	539,719
*Compagnie de Saint-Gobain	6,550	528,139
Donnelley (R.R.) & Sons	22,200	728,826
FedEx	10,000	917,100
General Electric	24,200	743,424
Honeywell International	13,100	781,022
Lafarge	3,483	629,780
Macquarie Airports	396,414	1,098,903
Pitney Bowes	19,900	722,569
Tomkins	91,289	327,343
Travis Perkins	15,862	262,864
Vallourec	2,260	700,018
Waste Management	24,900	944,457
		8,924,164
Information Technology – 3.90%
Canon	11,700	631,383
†CGI Group Class A	75,162	808,616
†EMC	55,000	959,200
Fujitsu	75,000	607,455
Intel	35,400	820,572
International Business
Machines	6,200	802,466
Motorola	83,300	777,189
Nokia	22,697	654,163
Samsung Electronics	995	717,042
*Techtronic Industries	504,500	481,603
Xerox	52,500	712,950
		7,972,639
Malls REITs – 0.51%
General Growth Properties	25,000	1,039,000
		1,039,000
Materials – 1.45%
Dow Chemical	20,800	840,320
duPont (E.I.) deNemours	15,900	761,769
*Linde	3,825	574,118
Weyerhaeuser	12,700	791,591
		2,967,798
Mortgage REITs – 0.40%
Annaly Mortgage
Management	6,200	110,422
*Chimera Investment	15,000	207,900
*Gramercy Capital	17,200	288,100
KKR Financial Holdings	17,900	217,664
		824,086
Office REITs – 1.47%
HRPT Properties Trust	122,400	953,496
ING UK Real Estate Trust	317,470	415,100
Japan Prime Realty
Investment	160	529,590
Mack-Cali Realty	28,600	1,105,105
		3,003,291
Real Estate Operating Companies – 0.22%
*Macquarie Infrastructure	9,600	319,104
Marriott International Class A	4,600	151,386
		470,490
Retail REITs – 0.93%
*APN/UKA European
Retail Trust	1,310,620	526,185
*Macquarie CountryWide Trust	355,587	401,089
Macquarie DDR Trust	1,284,059	687,362
Ramco-Gershenson
Properties	12,500	279,375
		1,894,011
Telecommunications – 2.64%
AT&T	20,400	813,960
Chunghwa Telecom ADR	27,318	676,667
Sprint Nextel	86,500	809,640
Telefonos de Mexico ADR	18,100	746,082
Telstra	90,873	412,611
†Telstra - New	87,290	396,342
Verizon Communications	22,500	865,575
Vodafone	208,205	669,241
		5,390,118
Utilities – 1.94%
American Electric Power	21,200	897,396
Duke Energy	42,200	779,856
National Grid	42,171	623,245
Progress Energy	21,100	902,236
Public Service
Enterprise Group	17,400	770,124
		3,972,857
Total Common Stock
(cost $117,626,851)		97,710,803

Convertible Preferred Stock – 4.48%
Automobiles & Automotive Parts – 0.28%
*General Motors 5.25%
exercise price $64.90,
expiration date 3/6/32	34,500	559,590
		559,590
Banking, Finance & Insurance – 2.96%
*Fannie Mae 8.75% exercise
price $32.45, expiration
date 5/13/11	20,000	997,500
#Goldman Sachs Group
144A 35.60% exercise
price $100.00,
expiration date 8/22/08	20,000	1,931,420

	Number of		Value
	Shares		(U.S. $)
Common Stock (continued)
Banking, Finance & Insurance (continued)
#Morgan Stanley 144A
11.00% exercise price
$94.64, expiration
date 1/7/09		10,400	$979,628
35.50% exercise price
$100.00, expiration
date 10/28/08		1,700	1,648,040
XL Capital 7.00% exercise
price $80.59, expiration
date 2/15/09		36,000	501,120
			6,057,708
Health Care & Pharmaceuticals – 0.85%
Mylan 6.50% exercise price
$17.08, expiration
date 11/15/10		1,000	948,660
Schering-Plough
6.00% exercise price
$33.69, expiration
date 8/13/10		4,000	784,750
			1,733,410
Telecommunications – 0.39%
Lucent Technologies Capital
Trust I 7.75% exercise
price $24.80, expiration
date 3/15/17		1,000	800,250
			800,250
Total Convertible Preferred Stock
(cost $10,436,044)			9,150,958

	Principal
	Amount°
Agency Collateralized Mortgage Obligations – 0.41%
Fannie Mae
Series 2001-50 BA
7.00% 10/25/41	USD	210,991	222,892
Series 2003-122 AJ
4.50% 2/25/28		149,978	149,530
Series 2005-67 EY
5.50% 8/25/25		65,000	62,485
Freddie Mac
Series 2557 WE
5.00% 1/15/18		60,000	59,926
Series 3005 ED
5.00% 7/15/25		100,000	96,454
•Series 3094 US
6.75% 9/15/34		140,429	128,843
Series 3113 QA
5.00% 11/15/25		62,202	63,066
Series 3131 MC
5.50% 4/15/33		40,000	40,410
Series 3337 PB
5.50% 7/15/30		25,000	25,274
Total Agency Collateralized
Mortgage Obligations
(cost $834,830)			848,880

Agency Mortgage-Backed Securities – 3.40%
•Fannie Mae ARM
5.124% 11/1/35		38,916	39,618
5.287% 3/1/38		88,979	90,475
5.392% 4/1/36		53,047	53,907
6.037% 10/1/36		54,575	55,827
6.089% 10/1/36		36,382	37,214
6.335% 4/1/36		246,246	254,159
Fannie Mae S.F. 30 yr
5.50% 9/1/36		74,208	73,890
5.50% 4/1/37		1,102,355	1,095,678
*6.00% 7/1/37		722,108	733,305
6.50% 6/1/36		63,762	65,821
6.50% 10/1/36		61,492	63,477
6.50% 3/1/37		52,503	54,198
6.50% 7/1/37		1,014,816	1,047,361
6.50% 8/1/37		72,208	74,524
6.50% 11/1/37		53,633	55,353
6.50% 12/1/37		69,178	71,397
Freddie Mac 6.00% 1/1/17		169,023	172,615
•Freddie Mac ARM
5.512% 8/1/36		73,837	75,307
5.674% 7/1/36		37,155	37,907
5.825% 10/1/36		96,926	99,019
Freddie Mac S.F. 15 yr
5.00% 6/1/18		35,928	35,970
Freddie Mac S.F. 30 yr
5.00% 1/1/34		1,394,755	1,353,042
7.00% 11/1/33		86,712	91,974
9.00% 9/1/30		101,518	112,803
Freddie Mac S.F. 30 yr TBA
5.00% 6/1/38		175,000	169,039
GNMA I S.F. 30 yr
7.50% 12/15/23		166,047	178,449
7.50% 1/15/32		127,208	136,692
9.50% 9/15/17		91,493	100,965
12.00% 5/15/15		97,550	111,848
GNMA II S.F. 30 yr
6.00% 11/20/28		153,413	156,956
6.50% 2/20/30		234,602	243,237
Total Agency Mortgage-Backed
Securities (cost $6,809,170)			6,942,027

Agency Obligations – 2.34%
Fannie Mae
¥4.75% 11/19/12		1,060,000	1,094,136
6.25% 2/1/11		30,000	31,612
Freddie Mac
*4.125% 10/18/10		30,000	30,535
*4.125% 12/21/12		2,370,000	2,384,402
*6.875% 9/15/10		1,100,000	1,185,027
*Tennessee Valley Authority
4.875% 1/15/48		65,000	60,319
Total Agency Obligations
(cost $4,760,838)			4,786,031

(continues)     5

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

	Principal		Value
	Amount°		(U.S. $)
Commercial Mortgage-Backed Securities – 0.66%
•Bank of America
Commercial Mortgage
Securities
Series 2004-3 A5
5.316% 6/10/39	USD	60,000	$60,971
Series 2005-6 AM
5.352% 9/10/47		25,000	23,609
Series 2006-3 A4
5.889% 7/10/44		150,000	151,461
•Bear Stearns Commercial
Mortgage Securities
Series 2007-T28 A4
5.742% 9/11/17		65,000	63,474
•Credit Suisse First Boston
Mortgage Securities
Series 2005-C6 A4
5.23% 12/15/40		150,000	146,641
•Greenwich Capital
Commercial Funding
Series 2004-GG1 A7
5.317% 6/10/36		35,000	34,927
•Merrill Lynch/Countrywide
Commercial Mortgage
Trust Series 2007-7 A4
5.81% 6/12/50		150,000	147,048
Morgan Stanley Capital I
Series 2005-IQ9 A4
4.66% 7/15/56		350,000	335,091
•Series 2006-HQ9 A4
5.731% 7/12/44		175,000	174,835
•Series 2007-IQ14 A4
5.692% 4/15/49		150,000	146,006
•Series 2007-T27 A4
5.65% 6/11/42		75,000	73,413
Total Commercial Mortgage-Backed
Securities (cost $1,346,778)			1,357,476

Convertible Bonds – 2.71%
Basic Industry – 0.53%
Rayonier TRS Holdings
3.75% 10/15/12
exercise price $54.82,
expiration date
10/15/12		1,000,000	1,070,000
			1,070,000
Computers & Technology – 0.33%
Advanced Micro Devices
6.00% 5/1/15
exercise price $28.08,
expiration date 5/1/15		1,000,000	680,000
			680,000
Health Care & Pharmaceuticals – 1.15%
Advanced Medical
Optics 3.25% 8/1/26
exercise price $59.61,
expiration date 8/1/26		80,000	62,300
*Genzyme 1.25% 12/1/23
exercise price $71.24,
expiration date 12/1/23		1,000,000	1,080,000
Health Management
Associates
4.375% 8/1/23 exercise
price $13.93, expiration
date 8/1/23		1,200,000	1,203,000
			2,345,300
Industrial – 0.02%
Allied Waste Industries
4.25% 4/15/34 exercise
price $20.43, expiration
date 4/15/34		47,000	45,238
			45,238
Telecommunications – 0.20%
#Virgin Media 144A
6.50% 11/15/16 exercise
price $19.22, expiration
date 11/15/16		355,000	404,700
			404,700
Transportation – 0.48%
*JetBlue Airways
3.50% 7/15/33 exercise
price $28.33, expiration
date 7/15/33		1,000,000	987,500
			987,500
Total Convertible Bonds
(cost $5,596,811)			5,532,738

Corporate Bonds – 21.18%
Banking – 1.49%
Bank of America
4.90% 5/1/13		55,000	54,328
5.65% 5/1/18		40,000	38,836
Bank of New York Mellon
4.50% 4/1/13		105,000	103,679
JPMorgan Chase Capital
XXV 6.80% 10/1/37		60,000	53,921
•Kazkommerts
International
8.625% 7/27/16		1,000,000	839,200
PNC Funding
5.625% 2/1/17		60,000	56,806
*#TuranAlem Finance 144A
8.50% 2/10/15		2,000,000	1,770,001
US Bank North America
4.80% 4/15/15		35,000	33,685
•USB Capital IX
6.189% 4/15/49		45,000	37,824
•Wells Fargo Capital XIII
7.70% 12/29/49		65,000	65,214
			3,053,494

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industries – 2.36%
*#ArcelorMittal 144A
6.125% 6/1/18	USD	75,000	$73,214
*Domtar 7.125% 8/15/15		80,000	76,800
#Evraz Group 144A
8.25% 11/10/15		1,000,000	988,701
9.50% 4/24/18		415,000	425,873
Freeport McMoRan Copper
& Gold 8.25% 4/1/15		165,000	175,128
Georgia-Pacific
*7.70% 6/15/15		105,000	104,738
8.875% 5/15/31		208,000	206,960
Innophos 8.875% 8/15/14		100,000	102,500
#Innophos Holdings 144A
9.50% 4/15/12		85,000	82,450
International Paper
7.95% 6/15/18		100,000	100,518
Lubrizol 4.625% 10/1/09		90,000	89,403
#MacDermid 144A
9.50% 4/15/17		155,000	151,125
Momentive Performance
Materials
9.75% 12/1/14		180,000	167,850
#NewPage 144A
10.00% 5/1/12		140,000	149,800
#Norske Skogindustrier
144A 7.125% 10/15/33		250,000	158,750
*#Rock-Tenn 144A
9.25% 3/15/16		80,000	84,800
Rockwood
Specialties Group
7.50% 11/15/14		110,000	108,350
Rohm & Haas
5.60% 3/15/13		45,000	45,042
•#Ryerson 144A
10.248% 11/1/14		160,000	148,400
#Sappi Papier Holding
144A 6.75% 6/15/12		135,000	127,037
#Steel Dynamics 144A
7.75% 4/15/16		215,000	216,613
Vale Overseas
6.875% 11/21/36		979,000	975,162
•Verso Paper Holdings
6.623% 8/1/14		80,000	74,800
			4,834,014
Brokerage – 0.71%
Citigroup 6.125% 5/15/18		55,000	54,052
Goldman Sachs Group
6.15% 4/1/18		70,000	69,381
6.75% 10/1/37		20,000	18,823
Jefferies Group
6.45% 6/8/27		55,000	43,359
JPMorgan Chase
6.40% 5/15/38		40,000	38,582
LaBranche 11.00% 5/15/12		95,000	98,088
Lehman Brothers Holdings
5.625% 1/24/13		40,000	38,100
6.875% 7/17/37		50,000	43,298
Merrill Lynch
6.875% 4/25/18		40,000	39,281
#Morgan Stanley 144A
10.09% 5/3/17	BRL	2,000,000	1,014,448
			1,457,412
Capital Goods – 1.41%
*Associated Materials
9.75% 4/15/12	USD	100,000	100,000
BWAY 10.00% 10/15/10		120,000	121,500
DRS Technologies
7.625% 2/1/18		145,000	156,963
Graham Packaging
8.50% 10/15/12		165,000	160,875
Graphic Packaging
International
8.50% 8/15/11		120,000	121,800
Greenbrier 8.375% 5/15/15		170,000	164,475
Honeywell International
5.30% 3/1/18		40,000	39,533
KB Home
7.75% 2/1/10		45,000	44,438
*8.625% 12/15/08		95,000	96,425
Lockheed Martin
4.121% 3/14/13		35,000	33,947
#Moog 144A 7.25% 6/15/18		25,000	25,313
NXP BV Funding
9.50% 10/15/15		315,000	298,068
*Owens Brockway
Glass Container
6.75% 12/1/14		100,000	101,750
Owens Corning
6.50% 12/1/16		90,000	79,143
*Smurfit-Stone Container
Enterprises
8.00% 3/15/17		90,000	78,075
Textron 6.50% 6/1/12		30,000	31,318
Thermadyne Holdings
10.50% 2/1/14		70,000	68,600
Vitro 11.75% 11/1/13		1,150,000	1,155,749
			2,877,972
Consumer Cyclical – 1.54%
CVS Caremark
4.875% 9/15/14		45,000	43,342
5.75% 6/1/17		63,000	62,456
•Daimler Finance
North America
3.234% 8/3/09		85,000	84,547
*Dollar General
10.625% 7/15/15		150,000	147,750
DR Horton 8.00% 2/1/09		95,000	95,475
Ford Motor 7.45% 7/16/31		210,000	146,475

(continues)     7

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
*Ford Motor Credit
7.80% 6/1/12	USD	865,000	$765,925
General Motors
8.375% 7/15/33		210,000	144,900
GMAC
*5.85% 1/14/09		80,000	78,599
6.875% 8/28/12		695,000	560,299
Lear 8.75% 12/1/16		275,000	250,938
Neiman Marcus Group
*10.375% 10/15/15		40,000	41,550
PIK 9.00% 10/15/15		120,000	123,300
Penney (J.C.)
7.375% 8/15/08		45,000	45,222
Sonic Automotive
8.625% 8/15/13		80,000	78,000
*Tenneco 8.625% 11/15/14		165,000	164,175
Toll Brothers
8.25% 2/1/11		35,000	33,950
8.25% 12/1/11		50,000	48,250
Travelport 9.875% 9/1/14		160,000	154,800
VF 5.95% 11/1/17		25,000	24,689
Wal-Mart Stores
6.20% 4/15/38		52,000	51,265
			3,145,907
Consumer Non-Cyclical – 1.20%
ACCO Brands
7.625% 8/15/15		90,000	83,250
#AmBev International
Finance 144A
9.50% 7/24/17	BRL	1,189,000	626,847
Amgen
5.85% 6/1/17	USD	45,000	44,002
6.15% 6/1/18		35,000	34,882
*Constellation Brands
8.125% 1/15/12		340,000	345,949
Del Monte
*6.75% 2/15/15		45,000	43,763
8.625% 12/15/12		40,000	41,200
Diageo Capital
5.75% 10/23/17		50,000	49,921
#Dr Pepper Snapple Group
144A 6.82% 5/1/18		85,000	85,876
GlaxoSmithKline Capital
5.65% 5/15/18		70,000	69,342
Iron Mountain
6.625% 1/1/16		85,000	82,450
8.625% 4/1/13		80,000	81,600
*Jarden 7.50% 5/1/17		165,000	148,088
Kellogg 5.125% 12/3/12		45,000	45,504
Kraft Foods 6.125% 2/1/18		105,000	102,887
Kroger
4.95% 1/15/15		14,000	13,208
6.75% 4/15/12		35,000	36,867
PepsiCo 5.00% 6/1/18		25,000	24,357
Philip Morris International
5.65% 5/16/18		60,000	58,815
Pilgrim's Pride
7.625% 5/1/15		80,000	74,000
*8.375% 5/1/17		88,000	77,220
Schering-Plough
6.00% 9/15/17		50,000	49,567
Visant Holding
8.75% 12/1/13		90,000	90,000
Wyeth 5.50% 2/1/14		145,000	145,855
			2,455,450
Energy – 2.63%
AmeriGas Partners
7.125% 5/20/16		175,000	170,625
Apache 5.25% 4/15/13		50,000	50,757
Canadian Natural Resources
6.70% 7/15/11		15,000	15,758
Chesapeake Energy
6.375% 6/15/15		200,000	192,500
Complete Production
Service 8.00% 12/15/16		80,000	81,400
#Connacher Oil & Gas 144A
10.25% 12/15/15		185,000	196,100
Conoco Phillips
5.20% 5/15/18		25,000	24,646
*#Copano Energy 144A
7.75% 6/1/18		80,000	79,900
Dynergy Holdings
7.75% 6/1/19		310,000	295,274
*#Enbridge Energy Partners
144A 6.50% 4/15/18		40,000	40,077
Energy Partners
9.75% 4/15/14		85,000	80,325
Energy Transfer Partners
7.50% 7/1/38		25,000	25,934
Enterprise Products
Operating
5.60% 10/15/14		50,000	48,606
6.50% 1/31/19		40,000	40,321
*•8.375% 8/1/66		100,000	100,584
Ferrellgas Finance Escrow
6.75% 5/1/14		130,000	124,800
Foundation Pennsylvania
Coal 7.25% 8/1/14		230,000	236,900
#Helix Energy Solutions
Group 144A
9.50% 1/15/16		185,000	193,325
#Hilcorp Energy I 144A
7.75% 11/1/15		210,000	206,325
International Coal Group
10.25% 7/15/14		120,000	120,600
*#Key Energy Services 144A
8.375% 12/1/14		110,000	114,125

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Kinder Morgan
Energy Partners
5.125% 11/15/14	USD	30,000	$28,749
#MarkWest Energy Partners
144A 8.75% 4/15/18		150,000	157,875
Massey Energy
6.875% 12/15/13		165,000	163,350
OPTI Canada
7.875% 12/15/14		225,000	228,938
*Petro-Canada
6.05% 5/15/18		60,000	59,066
#PetroHawk Energy 144A
7.875% 6/1/15		245,000	245,919
#Plains All American Pipeline
144A 6.50% 5/1/18		53,000	52,898
Plains Exploration
& Production
7.00% 3/15/17		500,000	483,749
Range Resources
7.25% 5/1/18		35,000	35,700
Regency Energy Partners
8.375% 12/15/13		150,000	156,000
Suncor Energy
6.50% 6/15/38		20,000	19,430
TNK-BP Finance
7.875% 3/13/18		1,000,000	988,799
Valero Energy
6.125% 6/15/17		35,000	34,188
6.625% 6/15/37		7,000	6,493
Whiting Petroleum
7.25% 5/1/13		260,000	260,000
XTO Energy 5.30% 6/30/15		15,000	14,713
			5,374,749
Finance & Investments – 1.09%
•#American International
Group 144A
8.175% 5/15/58		40,000	38,477
Berkshire Hathaway Finance
4.85% 1/15/15		40,000	39,679
#Berkshire Hathaway Finance
144A 5.40% 5/15/18		35,000	34,989
Capmark Financial Group
6.30% 5/10/17		45,000	33,071
Cardtronics 9.25% 8/15/13		40,000	38,400
#Cardtronics 144A
9.25% 8/15/13		120,000	115,200
EnCana Holdings Finance
5.80% 5/1/14		30,000	30,687
*FTI Consulting
7.625% 6/15/13		280,000	291,199
General Electric Capital
5.625% 5/1/18		20,000	19,794
5.875% 1/14/38		5,000	4,558
•#ILFC E-Capital Trust II
144A 6.25% 12/21/65		50,000	41,166
*#Inergy Finance 144A
8.25% 3/1/16		145,000	148,262
International Lease Finance
5.35% 3/1/12		45,000	43,596
5.875% 5/1/13		30,000	29,403
6.375% 3/25/13		15,000	15,008
6.625% 11/15/13		50,000	48,858
*Leucadia National
8.125% 9/15/15		86,000	88,473
#LVB Acquisition Merger Sub
144A 10.00% 10/15/17		145,000	156,237
MetLife 6.40% 12/15/36		45,000	39,673
P@Montpelier Re Holdings
6.125% 8/15/13		15,000	14,577
#Nuveen Investments 144A
10.50% 11/15/15		155,000	146,475
Red Arrow International
Leasing 8.375% 3/31/12	RUB	12,432,423	525,161
Unitrin 6.00% 5/15/17	USD	55,000	49,285
Washington Mutual
*5.25% 9/15/17		35,000	29,452
5.50% 8/24/11		55,000	50,912
•#White Mountains Re Group
144A 7.506% 5/29/49		195,000	147,878
			2,220,470
Industrial – 0.05%
Trimas 9.875% 6/15/12		100,000	93,500
			93,500
Media – 1.30%
CCO Holdings
8.75% 11/15/13		135,000	128,925
#Charter Communications
Operating 144A
10.78% 9/15/14		370,000	397,750
Comcast
6.30% 11/15/17		35,000	35,566
6.40% 5/15/38		30,000	28,538
Dex Media West
9.875% 8/15/13		225,000	217,406
#DirecTV Holdings 144A
7.625% 5/15/16		155,000	155,194
Echostar DBS
7.125% 2/1/16		70,000	67,200
Grupo Televisa
8.49% 5/11/37	MXN	10,000,000	892,440
Lamar Media
6.625% 8/15/15	USD	70,000	66,325
*6.625% 8/15/15		5,000	4,738
#LBI Media 144A
8.50% 8/1/17		75,000	61,125
News America
6.65% 11/15/37		15,000	14,865

(continues)     9

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Media (continued)
Quebecor Media
7.75% 3/15/16	USD	190,000	$187,150
Time Warner Cable
5.40% 7/2/12		40,000	39,527
Univision Communications
7.85% 7/15/11		80,000	76,000
Viacom
•3.15% 6/16/09		25,000	24,693
5.75% 4/30/11		30,000	30,159
#Videotron 144A
9.125% 4/15/18		165,000	177,375
#Vivendi 144A
6.625% 4/4/18		60,000	59,367
			2,664,343
Real Estate – 0.13%
iStar Financial
5.15% 3/1/12		25,000	21,924
5.875% 3/15/16		45,000	38,814
8.625% 6/1/13		165,000	163,307
Regency Centers
5.875% 6/15/17		35,000	32,470
			256,515
Services Cyclical – 1.10%
ARMARK
•6.373% 2/1/15		75,000	72,375
8.50% 2/1/15		145,000	149,169
Burlington North
5.65% 5/1/17		37,000	36,477
5.75% 3/15/18		55,000	54,488
Corrections Corporation
of America
6.25% 3/15/13		65,000	64,350
#Galaxy Entertainment
Finance 144A
9.875% 12/15/12		280,000	284,199
Gaylord Entertainment
8.00% 11/15/13		160,000	155,200
Global Cash Access
8.75% 3/15/12		130,000	130,000
*Harrah’s Operating
5.50% 7/1/10		180,000	164,475
Hertz 8.875% 1/1/14		170,000	170,000
Kansas City Southern de
Mexico 9.375% 5/1/12		215,000	225,750
Majestic Star Casino
9.50% 10/15/10		70,000	60,725
MGM MIRAGE
7.50% 6/1/16		295,000	263,656
7.625% 1/15/17		142,000	125,670
#Norfolk Southern 144A
5.75% 4/1/18		20,000	19,809
*Park Place Entertainment
7.875% 3/15/10		120,000	114,300
#Seminole Indian Tribe of
Florida 144A
7.804% 10/1/20		120,000	115,198
8.03% 10/1/20		55,000	53,485
			2,259,326
Services Non-cyclical – 1.23%
*Advanced Medical Optics
7.50% 5/1/17		165,000	155,100
Allied Waste North America
7.375% 4/15/14		75,000	76,125
7.875% 4/15/13		80,000	82,200
AstraZeneca
5.90% 9/15/17		40,000	40,995
*#Bausch & Lomb 144A
9.875% 11/1/15		280,000	294,000
Casella Waste Systems
9.75% 2/1/13		200,000	201,000
Community Health Systems
8.875% 7/15/15		215,000	222,794
#Covidien International
Finance 144A
6.00% 10/15/17		9,000	9,140
6.55% 10/15/37		45,000	45,159
HCA
9.25% 11/15/16		445,000	471,143
PIK 9.625% 11/15/16		256,000	270,720
•HealthSouth
10.829% 6/15/14		150,000	153,750
Quest Diagnostic
5.45% 11/1/15		55,000	52,638
Select Medical
7.625% 2/1/15		95,000	85,025
UnitedHealth Group
5.50% 11/15/12		80,000	78,807
5.80% 3/15/36		30,000	25,058
Universal Hospital Services PIK
8.50% 6/1/15		150,000	152,250
WellPoint
5.00% 1/15/11		60,000	59,432
5.00% 12/15/14		52,000	48,798
			2,524,134
Technology & Electronics – 0.33%
Freescale Semiconductor
•6.675% 12/15/14		125,000	106,250
8.875% 12/15/14		10,000	8,900
Oracle 5.75% 4/15/18		70,000	69,707
Sungard Data Systems
9.125% 8/15/13		168,000	173,880
*10.25% 8/15/15		248,000	259,160
Xerox 5.50% 5/15/12		55,000	54,656
			672,553

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications – 3.53%
Alltel Corp 7.00% 7/1/12	USD	175,000	$154,000
*AT&T 5.60% 5/15/18		97,000	95,603
AT&T Wireless
8.125% 5/1/12		125,000	136,950
Broadview Networks
Holdings 11.375% 9/1/12		85,000	81,600
•Centennial Communications
8.448% 1/1/13		105,000	100,538
Citizens Communications
9.00% 8/15/31		500,000	464,999
*Clear Channel
Communications
5.50% 9/15/14		110,000	72,137
Cricket Communications
9.375% 11/1/14		235,000	227,950
#CSC Holdings 144A
8.50% 6/15/15		120,000	120,600
#Digicel 144A
9.25% 9/1/12		200,000	206,500
#Digicel Group 144A
8.875% 1/15/15		1,000,000	919,999
ΩInmarsat Finance
10.375% 11/15/12		305,000	306,525
Intelsat Bermuda
11.25% 6/15/16		165,000	169,125
Lucent Technologies
6.45% 3/15/29		155,000	119,544
MetroPCS Wireless
9.25% 11/1/14		313,000	302,436
Nortel Networks
•6.963% 7/15/11		180,000	170,100
10.75% 7/15/16		145,000	143,913
#Nortel Networks 144A
10.75% 7/15/16		5,000	4,963
PAETEC Holding
9.50% 7/15/15		425,000	401,625
Qwest 6.50% 6/1/17		380,000	354,350
Qwest Capital Funding
7.25% 2/15/11		75,000	73,688
•Rural Cellular
8.623% 11/1/12		245,000	250,513
Sprint Capital
8.375% 3/15/12		385,000	374,709
Telecom Italia Capital
4.00% 1/15/10		75,000	73,922
7.721% 6/4/38		30,000	30,277
Telefonica Emisiones
5.984% 6/20/11		75,000	75,944
Verizon Communications
5.55% 2/15/16		80,000	79,735
6.90% 4/15/38		18,000	18,766
#Vimpelcom 144A
9.125% 4/30/18		1,155,000	1,194,562
Virgin Media Finance
8.75% 4/15/14		310,000	306,125
Windstream 8.125% 8/1/13		175,000	179,813
			7,211,511
Utilities – 1.08%
AES
*7.75% 3/1/14		105,000	105,525
#144A 8.00% 6/1/20		120,000	118,500
Centerpoint Energy Resources
6.00% 5/15/18		25,000	24,143
Columbus Southern
Power 6.05% 5/1/18		20,000	19,791
Commonwealth Edison
6.15% 9/15/17		35,000	34,942
*Connecticut Light &
Power 5.65% 5/1/18		25,000	24,808
Duke Energy Carolinas
6.05% 4/15/38		10,000	9,834
Edison Mission Energy
7.625% 5/15/27		225,000	213,188
Illinois Power
6.125% 11/15/17		30,000	28,964
Mirant North America
7.375% 12/31/13		180,000	182,250
Northern States Power
5.25% 3/1/18		25,000	24,732
NRG Energy
7.375% 2/1/16		440,000	430,099
Peco Energy
5.35% 3/1/18		20,000	19,742
Potomac Electric Power
6.50% 11/15/37		20,000	19,813
*Public Service Electric & Gas
5.30% 5/1/18		30,000	29,495
#Texas Competitive Electric
Holdings 144A
10.25% 11/1/15		865,000	887,705
#West Penn Power 144A
5.95% 12/15/17		25,000	25,050
			2,198,581
Total Corporate Bonds
(cost $43,868,327)			43,299,931

Foreign Agencies – 1.55%
France – 0.02%
France Telecom
7.75% 3/1/11		45,000	48,214
			48,214
Germany – 0.44%
KFW 11.75% 8/8/08	ISK	63,700,000	857,049
Rentenbank
3.25% 3/15/13	USD	50,000	48,534
			905,583

(continues)     11

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

	Principal		Value
	Amount°		(U.S. $)
Foreign Agencies (continued)
Luxembourg – 0.57%
#Gazprom 144A
8.625% 4/28/34	USD	1,000,000	$1,165,300
			1,165,300
Republic of Korea – 0.02%
Korea Development Bank
5.30% 1/17/13		45,000	44,584
			44,584
United States – 0.50%
#Pemex Project Funding
Master Trust 144A
6.625% 6/15/35		1,000,000	1,014,795
			1,014,795
Total Foreign Agencies
(cost $3,394,328)			3,178,476

Municipal Bonds – 0.10%
New York Tobacco
Settlement Finance
Authority Series B
5.00% 6/1/10		80,000	83,452
Portland, Oregon Sewer
System Revenue Series A
5.00% 6/15/18		60,000	65,921
West Virginia Tobacco
Settlement
Finance Authority
7.467% 6/1/47		65,000	59,794
Total Municipal Bonds
(cost $212,678)			209,167

Non-Agency Asset-Backed Securities – 0.52%
Capital Auto Receivables
Asset Trust Series
2007-3 A3A
5.02% 9/15/11		75,000	75,680
Caterpillar Financial
Asset Trust
Series 2007-A A3A
5.34% 6/25/12		20,000	20,073
Series 2008-A A3
4.94% 4/25/14		30,000	29,795
Centex Home Equity
Series 2005-D AF4
5.27% 10/25/35		150,000	147,546
CNH Equipment Trust
Series 2007-B A3A
5.40% 10/17/11		30,000	30,221
Series 2008-A3
4.12% 5/15/12		20,000	19,724
Series 2008-B A3A
4.78% 7/16/12		30,000	29,953
Discover Card Master Trust
Series 2007-A1 A1
5.65% 3/16/20		100,000	96,393
#Dunkin Securitization
Series 2006-1 A2 144A
5.779% 6/20/31		150,000	134,954
Harley-Davidson
Motorcycle Trust
Series 2005-2 A2
4.07% 2/15/12		116,525	116,671
Series 2006-2 A2
5.35% 3/15/13		150,000	151,890
Hyundai Auto Receivables
Trust Series 2007-A
A3A 5.04% 1/17/12		20,000	20,128
John Deere Owner Trust
Series 2008-A A3
4.40% 6/15/12		35,000	34,245
WFS Financial Owner
Trust Series 2005-1 A4
3.87% 8/17/12		146,104	146,240
Total Non-Agency Asset-Backed
Securities (cost $1,066,115)			1,053,513

Non-Agency Collateralized Mortgage Obligations – 0.92%
P@•Bear Stearns Adjustable
Rate Mortgage Trust
Series 2007-1 3A2
5.747% 2/25/47		273,246	239,717
Citicorp Mortgage Securities
Series 2006-3 1A4
6.00% 6/25/36		70,000	63,804
Series 2007-1 2A1
5.50% 1/25/22		321,049	305,256
•Citigroup Mortgage Loan
Trust Series 2007-AR8
1A3A 6.052% 8/25/37		97,215	88,456
P@w•Countrywide Home
Loan Mortgage
Pass Through Trust
Series 2004-HYB4 M
4.809% 9/20/34		20,860	16,826
•First Horizon Asset
Securities
Series 2007-AR2 1A1
5.854% 8/25/37		155,620	143,948
Series 2007-AR3 2A2
6.309% 11/25/37		123,037	115,886
•GSR Mortgage Loan Trust
Series 2006-AR1 3A1
5.377% 1/25/36		203,532	189,580
•JPMorgan Mortgage Trust
Series 2004-A5 4A2
4.829% 12/25/34		340,190	335,205
•MASTR Adjustable Rate
Mortgages Trust
Series 2006-2 4A1
4.978% 2/25/36		120,935	112,505

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Õ@•Structured Adjustable Rate
Mortgage Loan Trust
Series 2005-22 4A2
5.374% 12/25/35	USD	41,738	$36,513
•Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR2 2A1
4.545% 3/25/35		100,335	96,430
Series 2005-AR16 6A4
5.00% 10/25/35		74,199	68,999
Series 2006-AR14 2A4
6.09% 10/25/36		72,138	69,109
Total Non-Agency Collateralized
Mortgage Obligations
(cost $1,987,953)			1,882,234

Regional Authorities – 0.03%
Canada – 0.03%
Quebec Providence
4.625% 5/14/18		55,000	54,364
Total Regional Authorities
(cost $54,669)			54,364

«Senior Secured Loans – 1.21%
Affirmative Insurance
Holdings 7.761% 1/31/14		352,209	311,705
Calpine 5.57% 3/29/14		150,000	145,386
Ford Motor
5.80% 11/29/13		307,663	266,072
RSC Equipment Rental
6.228% 11/30/12		500,000	472,500
Talecris Biotherapeutics
2nd Lien
9.18% 12/6/14		500,000	445,000
Venetian Macau
4.946% 5/26/13		500,000	482,500
Visteon 7.194% 6/13/13		400,000	343,168
Total Senior Secured Loans
(cost $2,702,100)			2,466,331

Sovereign Debt – 4.53%
Argentina – 0.51%
*Republic of Argentina
8.28% 12/31/33		1,280,854	1,047,098
			1,047,098
Colombia – 0.24%
#Santa Fe de Bogota D.C.
144A 9.75% 7/26/28	COP	1,000,000,000	490,724
			490,724
Indonesia – 0.48%
#Republic of Indonesia
144A 7.75% 1/17/38	USD	1,000,000	987,500
			987,500
Mexico – 2.03%
Mexican Bonos
9.50% 12/18/14	MXN	40,000,000	4,156,892
			4,156,892
Pakistan – 0.76%
#Republic of Pakistan 144A
6.875% 6/1/17	USD	2,000,000	1,550,000
			1,550,000
United Kingdom – 0.51%
#CS International for City
of Kyiv Ukraine 144A
8.25% 11/26/12		1,000,000	1,029,600
			1,029,600
Total Sovereign Debt
(cost $9,811,806)			9,261,814

Supranational Banks – 3.05%
European Bank for
Reconstruction
& Development
7.00% 7/30/12	ISK	41,000,000	998,257
European Investment Bank
8.00% 10/21/13	ZAR	6,880,000	801,659
11.25% 2/14/13	BRL	1,800,000	1,131,693
Inter-American
Development Bank
9.00% 8/6/10	BRL	2,081,000	1,219,198
International Bank for
Reconstruction &
Development
9.75% 8/2/10	ZAR	7,000,000	872,821
17.75% 7/30/08	TRY	1,490,000	1,217,563
Total Supranational Banks
(cost $6,235,835)			6,241,191

U.S. Treasury Obligations – 0.80%
*U.S. Treasury Bonds
5.00% 5/15/37	USD	11,000	11,529
U.S. Treasury Notes
2.625% 5/31/10		455,000	455,000
3.50% 5/31/13		815,000	818,567
*3.875% 5/15/18		350,000	345,215
Total U.S. Treasury Obligations
(cost $1,635,731)			1,630,311

Leveraged Non-Recourse Securities – 0.00%
w@#JPMorgan Pass Through
Trust Series 2007-B
144A 0.003% 1/15/87		500,000	0
Total Leveraged Non-Recourse
Securities (cost $425,000)			0

(continues)     13

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

	Number of	Value
	Shares	(U.S. $)
Preferred Stock – 0.03%
•JPMorgan Chase 7.90%	70,000	$ 69,910
Total Preferred Stock
(cost $70,000)		69,910

Right – 0.01%
Royal Bank of Scotland	22,351	12,508
Total Right (cost $0)		12,508

Residual Interest Trust Certificates – 0.22%
w@#Freddie Mac Auction Pass
Through Trust
Series 2007 144A	1,000,000	456,400
Total Residual Interest Trust
Certificates (cost $1,088,378)		456,400

Total Value of Securities Before Securities
Lending Collateral – 95.95%
(cost $219,964,242)		196,145,063

Securities Lending Collateral** – 14.40%
Investment Companies
Mellon GSL DBT II
Collateral Fund	29,433,089	29,433,089
Total Securities Lending Collateral
(cost $29,433,089)		29,433,089

Total Value of Securities – 110.35%
(cost $249,397,331)		225,578,152 ©
Obligation to Return Securities
Lending Collateral** – (14.40%)		(29,433,089)
Receivables and Other Assets
Net of Liabilities – 4.05%		8,284,898
Net Assets Applicable to 12,929,436 Shares
Outstanding; Equivalent to $15.81 – 100.00%		$204,429,961

Components of Net Assets at May 31, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$238,559,894
Distributions in excess of net investment income		(13,826)
Accumulated net realized loss on investments		(10,287,999)
Net unrealized depreciation of investments
and foreign currencies		(23,828,108)
Total net assets		$204,429,961

° Principal amount shown is stated in the currency in which each security is denominated.

BRL — Brazilian Real
COP — Colombian Peso
ISK — Iceland Krona
MXN — Mexican Peso
RUB — Russian Rubles
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

*	Fully or partially on loan.

†	Non-income producing security for the period ended May 31, 2008.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2008, the aggregate amount of Rule 144A securities was $25,187,217, which represented 12.32% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of May 31, 2008.

¥	Fully or partially pledged as collateral for financial futures contracts.

@	Illiquid security. At May 31, 2008, the aggregate amount of illiquid securities was $764,033 which represented 0.37% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Õ	Restricted security Investment in a security not registered under the Security Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At May 31, 2008, the aggregate amount of the restricted securities was $307,633 or 0.15% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

**	See Note 11 in “Notes to financial statements.”

©	Includes $29,304,889 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GNMA — Government National Mortgage Association
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK — Pay-in-Kind
REIT — Real Estate Investment Trust
S.F. — Single Family
TBA — To be announced
yr — Year

The following foreign currency exchange contracts, future contracts, options written and swap contracts were outstanding at May 31, 2008:

Foreign Currency Exchange Contract[1]
Contracts to		Settlement	Unrealized
Deliver	In Exchange For	Date	Depreciation
RUB (12,386,277)	USD 523,290	7/31/08	$(1,701)

Futures Contracts[2]
	Notional	Notional	Expiration	Unrealized
Contracts To Buy	Cost	Value	Date	Depreciation
1 Long Gilt Bond	$ 210,263	$ 209,620	9/26/08	$ (643)
34 U.S. Treasury
5 yr Notes	3,742,170	3,737,875	9/30/08	(4,295)
	$3,952,433			$(4,938)

Options Written[3]
	Number of	Notional	Exercise	Expiration	Unrealized
Description	Contracts	Value	Price	Date	Depreciation
Written Put
Options
U.S. Treasury
10 yr
Future	(50)	$ 5,000,000	$111.50	7/25/08	$(21,210)
U.S. Treasury
10 yr
Future	(50)	5,000,000	113.00	8/22/08	(49,336)
		$10,000,000			$(70,546)

Swap Contracts[4]
Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
CDX North America
Investment Grade
Index 10.1 CDS	$ 340,000	1.55%	6/20/13	$ (834)
Kraft Food 10 yr CDS	105,000	0.77%	12/20/17	3,080
JPMorgan Chase Bank
Embarq 7 yr CDS	30,000	0.77%	9/20/14	2,036
Lehman Brothers
Home Depot 5 yr CDS	75,000	0.25%	9/20/12	1,387
ITRAXX Europe Sub
Finance 9.1 CDS	558,828	2.90%	6/20/13	4,650
Target 5 yr CDS	80,000	0.57%	12/20/12	(54)
Washington Mutual
4 yr CDS	43,000	0.85%	9/20/11	3,715
10 yr CDS	35,000	3.15%	12/20/17	(1,533)
	$1,266,828			$12,447

The use of foreign currency exchange contracts, futures contracts, options written, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”
2 See Note 8 in “Notes to financial statements.”
3 See Note 9 in “Notes to financial statements.”
4 See Note 10 in “Notes to financial statements.”

See accompanying notes

Statement of operations

Delaware Enhanced Global Dividend and Income Fund
Six Months Ended May 31, 2008 (Unaudited)

Investment Income:
Dividends	$2,962,414
Interest	3,517,035
Securities lending income	123,554
Foreign tax withheld	(151,943)	$ 6,451,060

Expenses:
Management fees	1,051,099
Reports to shareholders	55,906
Accounting and administration expenses	42,044
Custodian fees	23,440
Legal fees	22,885
Dividend disbursing and transfer agent fees and expenses	16,759
Pricing fees	12,292
Audit and tax	11,978
NYSE listing fees	11,875
Trustees’ fees	6,196
Insurance fees	5,732
Dues and services	1,147
Consulting fees	769
Trustees’ expenses	431
Registration fees	419	1,262,972
Less expense paid indirectly		(14,588)
Total operating expenses		1,248,384
Net Investment Income		5,202,676

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		(8,507,678)
Foreign currencies		16,781
Futures contracts		(1,022)
Options written		33,887
Swap contracts		37,452
Net realized loss		(8,420,580)
Net change in unrealized appreciation/depreciation of investments and foreign currencies		(9,440,208)
Net Realized and Unrealized Loss on Investments and Foreign Currencies		(17,860,788)

Net Decrease in Net Assets Resulting from Operations		$(12,658,112)

See accompanying notes

Statements of changes in net assets

Delaware Enhanced Global Dividend and Income Fund

	Six Months	6/29/07*
	Ended	to
	5/31/08	11/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 5,202,676	$ 3,648,193
Net realized loss on investments and foreign currencies	(8,420,580)	(2,130,622)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(9,440,208)	(14,387,900)
Net decrease in net assets resulting from operations	(12,658,112)	(12,870,329)

Dividends and Distributions to shareholders from:[1]
Net investment income	(11,015,878)	(4,027,580)
Tax return of capital	—	(1,480,360)
	(11,015,878)	(5,507,940)
Capital Share Transactions:
Proceeds from sales of common shares, net of offering costs	—	246,382,220
Increase in net assets derived from capital share transactions	—	246,382,220
Net Increase (Decrease) in Net Assets	(23,673,990)	228,003,951

Net Assets:
Beginning of period	228,103,951	100,000
End of period (including distributions in excess of net investment
income of $13,826 and $656,619, respectively)	$204,429,961	$228,103,951

* Date of commencement of operations.
1 See Note 4 in “Notes to financial statements.”

See accompanying notes

Financial highlights

Delaware Enhanced Global Dividend and Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	6/29/07[2]
	Ended	to
	5/31/08[1]	11/30/07
	(Unaudited)
Net asset value, beginning of period	$17.640	$19.100

Income (loss) from investment operations:
Net investment income[3]	0.402	0.288
Net realized and unrealized loss on investments and foreign currencies	(1.380)	(1.285)
Total from investment operations	(0.978)	(0.997)

Less dividends and distributions from:
Net investment income	(0.852)	(0.284)
Return of capital	—	(0.142)
Total dividends and distributions	(0.852)	(0.426)

Capital share transactions:
Common share offering costs charged to paid in capital	—	(0.037)
Total capital share transactions	—	(0.037)

Net asset value, end of period	$15.810	$17.640

Market value, end of period	$14.400	$15.370

Total return based on:[4]
Net asset value	(5.11% )	(4.97% )
Market value	(0.75% )	(17.24% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$204,430	$228,104
Ratio of expenses to average net assets	1.19%	1.17%
Ratio of net investment income to average net assets	4.95%	3.68%
Portfolio turnover	104%	175%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

See accompanying notes

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund
May 31, 2008 (Unaudited)

Delaware Enhanced Global Dividend and Income Fund (Fund) is organized as a Delaware statutory trust and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DEX.

The investment objective of the Fund is to seek current income, with a secondary objective of capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Distributions — The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital. The current annualized rate is $1.704 per share ($0.142 monthly). The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the

(continues)     19

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

1. Significant Accounting Policies (continued)
ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date as an estimate, subject to reclassification upon notice of the character of such distribution by the issuer.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment adviser, an annual fee of 1.00%, which is calculated daily based on the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2008, the Fund was charged $5,256 for these services.

At May 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$174,594
Fees and other expenses payable to DSC	3,243
Other expenses payable to DMC and affiliates*	42,159

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2008, the Fund was charged $7,051 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC and DSC are officers and/or Trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the six months ended May 31, 2008, the Fund made purchases of $105,454,686 and sales of $114,724,980 of investment securities other than short-term investments.

At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments was $249,940,560. At May 31, 2008, net unrealized depreciation was $24,362,408, of which $3,314,894 related to unrealized appreciation of investments and $27,677,302 related to unrealized depreciation of investments.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of May 31, 2008:

	Securities	Derivatives
Level 1	$128,664,631	$—
Level 2	86,026,360	(64,738)
Level 3	10,887,161	—
Total	$225,578,152	$(64,738)

20

3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 11/30/2007	$11,979,155	$—
Net realized gain (loss)	(548,507)	—
Net change in unrealized
appreciation/(depreciation)	749,391	—
Net purchases, sales and settlements	(1,717,878)	—
Net transfers in and/or out of Level 3	425,000	—
Balance as of 5/31/2008	$10,887,161	$—
Net change in unrealized
appreciation/depreciation from
Investments still held as of 5/31/2008	$228,739	$—

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2008 and the period ended November 30, 2007 was as follows:

	Six Months	6/29/07**
	Ended	to
	5/31/08*	11/30/07
Ordinary income	$11,015,878	$4,027,580
Return of capital	—	1,480,360
Total	$11,015,878	$5,507,940

*Tax information for the period ended May 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

**Date of commencement of operations.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$238,559,894
Realized losses 12/1/07 – 5/31/08	(8,105,251)
Capital loss carryforwards	(1,723,170)
Unrealized depreciation of investments
and foreign currencies	(24,301,512)
Net assets	$204,429,961

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, market-to-market on foreign currency contracts, passive foreign investment companies, and tax treatment of CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, gain (loss) on foreign currency transactions, foreign futures contracts, CDS contracts, paydowns gains (losses) of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$6,455,995
Accumulated net realized gain (loss)	(14,029)
Paid-in capital	(6,441,966)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $1,723,170 remaining at November 30, 2007 will expire in 2015.

For the six months ended May 31, 2008, the Fund had capital losses of 8,105,251 which may be added to capital loss carryforwards.

6. Capital Stock
Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Mellon Investor Services, LLC, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2008 and the period ended November 30, 2007.

For the six months ended May 31, 2008 and the period ended November 30, 2007, the Fund issued 0 and 12,924, 200 common shares, respectively.

7. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

(continues)     21

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

8. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Lastly, it should be noted that the Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Fund is not subject to registration or regulation as a CPO.

9. Options Written
During the six months ended May 31, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended May 31, 2008 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at
November 30, 2007	100	$34,699
Options written	2,868	892,835
Option exercised	(643)	(346,060)
Options expired	(1,655)	(366,391)
Options terminated in closing
purchase transactions	(570)	(133,285)
Options outstanding at May 31, 2008	100	$81,798

10. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended May 31, 2008, the Fund entered into CDS contracts as a purchaser or seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

22

10. Swap Contracts (continued)
CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

11. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At May 31, 2008, the market value of the securities on loan was $29,304,889, for which the Fund received collateral, comprised of non-cash collateral valued at $1,220,506, and cash collateral of $29,433,089. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

12. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

(continues)     23

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

12. Credit and Market Risk (continued)
The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2008. The Fund’s REITs holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

13. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14. Line of Credit
On July 2, 2008 the Fund entered into a Credit Agreement with BNY Mellon for $50,000,000 that expires on July 1, 2009. The Credit Agreement, which was approved by the Fund’s Board on May 22, 2008, permits the Fund to borrow at: (1) certain London Interbank Offered Rates plus 0.70%; or (2) the greater of (a) certain Fed Fund Rates plus 0.50% or (b) BNY Mellon’s prime commercial lending rate as publicly announced from time to time. A commitment fee is computed at the rate of 0.10% per annum on the unused balance. The Fund anticipates that it will begin borrowing under the Credit Agreement on or about July 22, 2008. The loan will be collateralized by the Fund’s portfolio.

15. Additional Co-Portfolio Managers Named
Effective July 11, 2008, Edward A. “Ned” Gray, CFA and Todd A. Bassion, CFA have been named as additional co-managers of the Fund.

Mr. Gray is a senior vice president and senior portfolio manager. He joined Delaware Investments in June 2005 to develop the firm’s International Value Equity team, from Arborway Capital, which he co-founded in January 2005. He previously worked in the investment management business at Thomas Weisel Asset Management (“TWAM”), and ValueQuest, which was acquired by TWAM in 2002. At ValueQuest, which he joined in 1987, Gray served as a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business and law from Tufts University’s Fletcher School of Law and Diplomacy.

Mr. Bassion is a vice president and portfolio manager. He joined Delaware Investments in June 2005 as a senior analyst on the firm’s International Value Equity team. He takes a lead role in generating and researching new companies for the portfolios as well as providing input on ongoing portfolio management. Bassion previously worked at Arborway Capital, where he was a key part of the team that started at ValueQuest/TA and moved to Thomas Weisel Asset Management with its acquisition of ValueQuest/TA in 2002. Bassion, who joined ValueQuest/TA in 2000, served as a research associate there. Bassion earned a bachelor’s degree in economics from Colorado College.

Mr. Gray and Mr. Bassion will serve as co-managers for the Fund with Babak Zenouzi, Damon J. Andres, Liu-Er Chen, Thomas H. Chow, D. Tysen Nutt Jr., Roger A. Early, Kevin P. Loome and Philip R. Perkins.

About the organization

This semiannual report is for the information of Delaware Enhanced Global Dividend and Income Fund shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices.

Board of directors

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans†
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher†
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Contact information

Investment manager
Delaware Management Company,
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing
name of Delaware Management Holdings,
Inc. and its subsidiaries.

Your reinvestment options
Delaware Enhanced Global Dividend and Income Fund offers an automatic dividend reinvestment program. If you do not want to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request to receive your dividends by check in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

(3250)	Printed in the USA
SA-DEX [5/08] DG3 7/08	MF-08-06-035 PO165099

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Enhanced Global Dividend and Income Fund

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 28, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 28, 2008